Summary of Significant Accounting Policies (Narrative) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended				12 Months Ended								12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Oct. 12, 2012 Senior Unsecured Notes [Member]	Dec. 31, 2012 Minimum [Member]	Dec. 31, 2012 Maximum [Member]	Dec. 31, 2012 Consumable Products [Member] Minimum [Member]	Dec. 31, 2012 Consumable Products [Member] Maximum [Member]	Dec. 31, 2012 Related Products [Member] Minimum [Member]	Dec. 31, 2012 Related Products [Member] Maximum [Member]	Dec. 31, 2012 Instrumentation [Member] Minimum [Member]	Dec. 31, 2012 Instrumentation [Member] Maximum [Member]	Dec. 31, 2012 Instrumentation [Member] Minimum [Member]	Dec. 31, 2012 Instrumentation [Member] Maximum [Member]
Significant Accounting Policies [Abstract]
Foreign currency transaction net gain (loss), realized	$ (7.2)	$ 12.4	$ 2.6
Consigned inventory (amount less than)	3.0
Shipping and handling costs	23.4	24.0	19.9
Sales Revenue, Goods, Net, Percentage							83.00%	87.00%	1.00%	3.00%	10.00%	15.00%
Estimated useful life of assets					1 year	40 years							3 years	5 years
Advertising costs	6.6	6.3	7.6
Cash equivalents term	90 days
Debt Instrument, Face Amount				400.0
Allowance for Doubtful Accounts Receivable, Charge-offs	(0.2)	(0.6)	(0.8)
Provisions for doubtful accounts	1.0	2.1	1.4
Impairment of Intangible Assets (Excluding Goodwill)	2.0	40.3
Cost-method Investments, Other than Temporary Impairment	3.4
Asset Impairment Charges	$ 13.6	$ 42.1